AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.0%
Common Stocks — 76.6%
Aerospace & Defense — 0.7%
AeroVironment, Inc.*	3,000	$ 180,030
Airbus SE (France)*	34,312	2,495,924
Astrotech Corp.*(a)	7,086	12,046
Axon Enterprise, Inc.*(a)	3,800	344,660
CAE, Inc. (Canada)	20,700	302,832
Dassault Aviation SA (France)*	4,456	3,804,561
HEICO Corp. (Class A Stock)	4,574	405,531
Hexcel Corp.	9,910	332,480
L3Harris Technologies, Inc.	134	22,758
Leonardo SpA (Italy)	200,679	1,174,172
Meggitt PLC (United Kingdom)*	270,088	894,410
Mercury Systems, Inc.*	3,500	271,110
Northrop Grumman Corp.	8,432	2,660,212
Rolls-Royce Holdings PLC (United Kingdom)*	324,022	539,429
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,800	336,598
Thales SA (France)	109,266	8,222,577
		21,999,330
Air Freight & Logistics — 0.5%
FedEx Corp.	11,708	2,944,796
United Parcel Service, Inc. (Class B Stock)	61,936	10,320,396
XPO Logistics, Inc.*(a)	5,600	474,096
		13,739,288
Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	830,230	253,338
JetBlue Airways Corp.*	40,600	459,998
Spirit Airlines, Inc.*(a)	15,200	244,720
United Airlines Holdings, Inc.*	21,681	753,415
		1,711,471
Auto Components — 0.6%
Aptiv PLC	550	50,424
Autoliv, Inc. (Sweden)(a)	10,030	730,986
Bridgestone Corp. (Japan)	38,500	1,214,881
CIE Automotive SA (Spain)	13,298	251,322
Denso Corp. (Japan)	27,500	1,203,860
Freni Brembo SpA (Italy)*	23,126	230,712
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	90,046	431,858
Gentex Corp.	15,962	411,021
Kendrion NV (Netherlands)*	6,623	117,055
Koito Manufacturing Co. Ltd. (Japan)	5,900	300,019
Lear Corp.	3,760	410,028
Magna International, Inc. (Canada)	135,113	6,181,420
Musashi Seimitsu Industry Co. Ltd. (Japan)	36,100	380,039
NGK Spark Plug Co. Ltd. (Japan)	19,800	345,028
Nifco, Inc. (Japan)	13,400	364,872
Nippon Seiki Co. Ltd. (Japan)	27,100	295,010
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	154,000	$ 4,423,000
Tenneco, Inc. (Class A Stock)*(a)	14,000	97,160
Toyo Tire Corp. (Japan)	35,500	576,117
Veoneer, Inc. (Sweden)*(a)	19,730	290,031
Workhorse Group, Inc.*(a)	16,700	422,176
		18,727,019
Automobiles — 0.8%
Daimler AG (Germany)	43,113	2,317,614
General Motors Co.	66,922	1,980,222
Maruti Suzuki India Ltd. (India)	17,078	1,564,206
Mitsubishi Motors Corp. (Japan)*	337,100	741,980
Suzuki Motor Corp. (Japan)	28,000	1,196,694
Tesla, Inc.*	28,896	12,396,673
Toyota Motor Corp. (Japan)	58,000	3,824,936
		24,022,325
Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA*	134,370	1,128,667
Atlantic Union Bankshares Corp.	23,125	494,181
Axis Bank Ltd. (India)*	318,255	1,843,065
Banco Comercial Portugues SA (Portugal) (Class R Stock)*(a)	4,277,331	402,124
Bank Central Asia Tbk PT (Indonesia)	1,574,400	2,872,477
Bank of America Corp.	417,413	10,055,479
BankUnited, Inc.(a)	23,000	503,930
BAWAG Group AG (Austria), 144A*	72,996	2,637,328
BNP Paribas SA (France)*	99,631	3,611,544
Boston Private Financial Holdings, Inc.	46,725	257,922
Capitec Bank Holdings Ltd. (South Africa)	12,901	798,512
County Bancorp, Inc.	5,100	95,880
Credicorp Ltd. (Peru)	11,767	1,458,990
Eagle Bancorp, Inc.	10,630	284,778
East West Bancorp, Inc.	14,353	469,917
Erste Group Bank AG (Austria)*	88,124	1,841,778
FinecoBank Banca Fineco SpA (Italy)*	58,887	812,810
First Abu Dhabi Bank PJSC (United Arab Emirates)	152,236	466,312
First Business Financial Services, Inc.	18,288	261,336
First Citizens BancShares, Inc. (Class A Stock)	750	239,085
First Internet Bancorp	7,728	113,833
Fukuoka Financial Group, Inc. (Japan)	21,800	366,767
Hilltop Holdings, Inc.	21,800	448,644
Home BancShares, Inc.	37,680	571,229
HSBC Holdings PLC (United Kingdom)	271,489	1,056,393
ICICI Bank Ltd. (India), ADR*(a)	111,923	1,100,203
ING Groep NV (Netherlands)*	495,907	3,522,766
JPMorgan Chase & Co.	128,988	12,417,675
KBC Group NV (Belgium)	47,748	2,395,899
Kotak Mahindra Bank Ltd. (India)*	31,037	534,037
Lloyds Banking Group PLC (United Kingdom)*	5,399,658	1,829,032
Mitsubishi UFJ Financial Group, Inc. (Japan)	658,800	2,605,591
National Bank of Canada (Canada)	42,854	2,128,620
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland)*	439,535	$ 3,351,756
OTP Bank Nyrt (Hungary)*	22,945	689,366
Park National Corp.(a)	6,370	522,085
Pinnacle Financial Partners, Inc.	14,386	511,998
PNC Financial Services Group, Inc. (The)	27,211	2,990,761
Renasant Corp.	21,530	489,162
Sberbank of Russia PJSC (Russia), ADR*	236,539	2,758,283
Seacoast Banking Corp. of Florida*	22,600	407,478
Signature Bank	6,619	549,311
South State Corp.	10,090	485,834
Sterling Bancorp	44,800	471,296
Swedbank AB (Sweden) (Class A Stock)*	159,166	2,494,192
United Overseas Bank Ltd. (Singapore)	168,400	2,356,564
Van Lanschot Kempen NV (Netherlands)*	14,376	265,982
Webster Financial Corp.	18,202	480,715
Wells Fargo & Co.	209,185	4,917,939
WesBanco, Inc.	18,733	400,137
		83,769,663
Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	28,400	989,843
Beijing Shunxin Agriculture Co. Ltd. (China) (Class A Stock)	56,000	498,531
Coca-Cola Co. (The)	114,249	5,640,473
Coca-Cola Consolidated, Inc.(a)	1,020	245,494
Diageo PLC (United Kingdom)	33,220	1,139,516
Keurig Dr. Pepper, Inc.	12,721	351,100
Kirin Holdings Co. Ltd. (Japan)	83,800	1,572,846
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,467	2,586,944
National Beverage Corp.*(a)	5,810	395,138
PepsiCo, Inc.	39,754	5,509,904
Treasury Wine Estates Ltd. (Australia)	316,267	2,034,379
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	316,000	2,581,389
		23,545,557
Biotechnology — 1.5%
AbbVie, Inc.	149,204	13,068,778
Abcam PLC (United Kingdom)	66,820	1,057,765
ACADIA Pharmaceuticals, Inc.*(a)	6,200	255,750
Acceleron Pharma, Inc.*	5,070	570,527
AIM ImmunoTech, Inc.*(a)	116,800	251,120
Alexion Pharmaceuticals, Inc.*	7,441	851,474
Alkermes PLC*	24,460	405,302
Alnylam Pharmaceuticals, Inc.*	5,580	812,448
Argenx SE (Netherlands), ADR*	4,334	1,137,762
Arrowhead Pharmaceuticals, Inc.*	9,500	409,070
Biogen, Inc.*	1,150	326,232
BioMarin Pharmaceutical, Inc.*	8,155	620,432
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Bluebird Bio, Inc.*(a)	6,900	$ 372,255
Blueprint Medicines Corp.*	7,650	709,155
Clovis Oncology, Inc.*(a)	9,800	57,134
Exact Sciences Corp.*(a)	11,924	1,215,652
Exelixis, Inc.*	17,500	427,875
FibroGen, Inc.*(a)	15,200	625,024
Galapagos NV (Belgium)*	11,727	1,665,783
Genprex, Inc.*(a)	30,900	103,824
Genus PLC (United Kingdom)	15,866	788,233
Harpoon Therapeutics, Inc.*	13,200	224,268
Immunomedics, Inc.*	7,106	604,223
Incyte Corp.*	13,465	1,208,349
Inovio Pharmaceuticals, Inc.*(a)	5,400	62,640
Insmed, Inc.*	15,400	494,956
Ionis Pharmaceuticals, Inc.*	7,579	359,624
Iovance Biotherapeutics, Inc.*	9,400	309,448
Mirati Therapeutics, Inc.*	3,800	630,990
Moderna, Inc.*(a)	15,700	1,110,775
Momenta Pharmaceuticals, Inc.*	11,000	577,280
MorphoSys AG (Germany)*	10,858	1,377,372
Neurocrine Biosciences, Inc.*	5,250	504,840
Novavax, Inc.*(a)	2,100	227,535
Sage Therapeutics, Inc.*(a)	8,470	517,686
Sarepta Therapeutics, Inc.*	3,400	477,462
Seattle Genetics, Inc.*	7,156	1,400,358
Translate Bio, Inc.*	15,200	206,872
Ultragenyx Pharmaceutical, Inc.*(a)	14,470	1,189,289
United Therapeutics Corp.*	5,755	581,255
Vertex Pharmaceuticals, Inc.*	20,413	5,554,786
Xencor, Inc.*	4,310	167,185
		43,518,788
Building Products — 0.3%
American Woodmark Corp.*	4,340	340,863
Apogee Enterprises, Inc.	12,290	262,637
Assa Abloy AB (Sweden) (Class B Stock)	38,961	910,851
Blue Star Ltd. (India)	29,504	257,829
Cornerstone Building Brands, Inc.*	14,412	115,008
DIRTT Environmental Solutions (Canada)*(a)	90,823	141,874
Johnson Controls International PLC	71,405	2,916,894
Nitto Boseki Co. Ltd. (Japan)(a)	8,100	345,044
Polypipe Group PLC (United Kingdom)*	65,139	362,595
Sanwa Holdings Corp. (Japan)	55,100	585,400
Simpson Manufacturing Co., Inc.	7,000	680,120
Trex Co., Inc.*(a)	10,960	784,736
Tyman PLC (United Kingdom)*	97,424	279,667
		7,983,518
Capital Markets — 2.2%
AJ Bell PLC (United Kingdom)	79,469	461,889
Apollo Global Management, Inc.	11,300	505,675
Ashford, Inc.*(a)	2,410	13,978
Avanza Bank Holding AB (Sweden)	37,607	739,265

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Blackstone Group, Inc. (The) (Class A Stock)	29,400	$ 1,534,680
Blucora, Inc.*	21,700	204,414
Cboe Global Markets, Inc.	13,097	1,149,131
Charles Schwab Corp. (The)	65,474	2,372,123
CME Group, Inc.	35,706	5,973,971
Draper Esprit PLC (United Kingdom)*	105,336	745,691
E*TRADE Financial Corp.	107,436	5,377,172
EQT AB (Sweden)	23,979	465,620
FactSet Research Systems, Inc.	2,368	792,996
Georgia Capital PLC (Georgia)*	17,186	81,179
Goldman Sachs Group, Inc. (The)	20,128	4,045,124
Greenhill & Co., Inc.	11,448	129,935
Intercontinental Exchange, Inc.	16,911	1,691,945
Intermediate Capital Group PLC (United Kingdom)	57,926	893,050
Investec PLC (South Africa)	198,558	365,556
IP Group PLC (United Kingdom)*	117,719	119,261
Julius Baer Group Ltd. (Switzerland)	74,514	3,162,147
KKR & Co., Inc.	24,694	847,992
London Stock Exchange Group PLC (United Kingdom)	35,571	4,069,541
Morgan Stanley	339,684	16,423,721
MSCI, Inc.	1,068	381,041
Ninety One PLC (United Kingdom)*	45,615	119,361
S&P Global, Inc.	14,325	5,165,595
State Street Corp.	1,572	93,267
TD Ameritrade Holding Corp.	11,026	431,668
Tikehau Capital SCA (France)(a)	18,182	460,500
TMX Group Ltd. (Canada)	21,907	2,252,972
Tradeweb Markets, Inc. (Class A Stock)	9,174	532,092
UBS Group AG (Switzerland)	199,180	2,220,407
Virtus Investment Partners, Inc.	3,100	429,815
XP, Inc. (Brazil) (Class A Stock)*	34,514	1,438,889
		65,691,663
Chemicals — 2.0%
Air Liquide SA (France)	13,043	2,068,010
Air Products & Chemicals, Inc.	15,385	4,582,576
Akzo Nobel NV (Netherlands)	51,739	5,246,722
BASF SE (Germany)	25,955	1,577,734
Covestro AG (Germany), 144A	35,629	1,772,275
Croda International PLC (United Kingdom)	7,976	642,729
Denka Co. Ltd. (Japan)	7,100	215,920
DIC Corp. (Japan)	72,700	1,812,219
DuPont de Nemours, Inc.	32,794	1,819,411
Ecolab, Inc.	2,474	494,404
GCP Applied Technologies, Inc.*	17,965	376,367
Huntsman Corp.	29,493	655,040
Incitec Pivot Ltd. (Australia)	835,745	1,217,269
Kansai Paint Co. Ltd. (Japan)	53,500	1,328,737
Koninklijke DSM NV (Netherlands)	15,125	2,493,104
Kraton Corp.*	11,900	212,058
Linde PLC (United Kingdom), (BATE)	16,734	3,955,032
Linde PLC (United Kingdom), (NYSE)	60,968	14,518,310
Nippon Shokubai Co. Ltd. (Japan)	24,600	1,308,771
Nippon Soda Co. Ltd. (Japan)	11,500	329,864
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
NOF Corp. (Japan)	11,800	$ 464,365
PPG Industries, Inc.	35,066	4,280,857
RPM International, Inc.	32,940	2,728,750
Sakata INX Corp. (Japan)	39,100	391,967
Shandong Sinocera Functional Material Co. Ltd. (China) (Class A Stock)	84,500	465,882
Sherwin-Williams Co. (The)	3,347	2,331,989
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,000	226,710
Tronox Holdings PLC (Class A Stock)	24,300	191,241
Valvoline, Inc.	26,387	502,408
Victrex PLC (United Kingdom)	24,580	577,694
W.R. Grace & Co.	8,177	329,451
		59,117,866
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	63,502	57,152
Cintas Corp.	7,304	2,430,990
Clean Harbors, Inc.*	9,664	541,474
Country Garden Services Holdings Co. Ltd. (China)	326,000	2,111,648
Covanta Holding Corp.	28,200	218,550
Deluxe Corp.	8,000	205,840
Downer EDI Ltd. (Australia)	531,580	1,687,001
Greentown Service Group Co. Ltd. (China)	270,000	335,053
HomeServe PLC (United Kingdom)	119,953	1,911,595
IAA, Inc.*	11,811	614,999
KAR Auction Services, Inc.	20,511	295,358
SPIE SA (France)*	21,506	388,234
Stericycle, Inc.*	8,000	504,480
Waste Connections, Inc.	51,438	5,339,264
		16,641,638
Communications Equipment — 0.2%
CommScope Holding Co., Inc.*	25,300	227,700
Lumentum Holdings, Inc.*	6,527	490,374
Motorola Solutions, Inc.	8,689	1,362,522
Nokia OYJ (Finland)*	435,435	1,705,686
Viavi Solutions, Inc.*	47,187	553,504
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	52,800	394,191
		4,733,977
Construction & Engineering — 0.2%
Arcosa, Inc.	10,600	467,354
Jacobs Engineering Group, Inc.	33,971	3,151,490
JGC Holdings Corp. (Japan)	95,800	991,532
Maeda Corp. (Japan)	62,000	453,820
MasTec, Inc.*(a)	9,700	409,340
		5,473,536

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction Materials — 0.0%
HeidelbergCement AG (Germany)	21,311	$ 1,304,081
Consumer Finance — 0.3%
Ally Financial, Inc.	9,000	225,630
American Express Co.	12,637	1,266,859
Capital One Financial Corp.	80,284	5,769,208
Funding Circle Holdings PLC (United Kingdom), 144A*	302,310	311,217
LendingTree, Inc.*	180	55,240
Shriram Transport Finance Co. Ltd. (India)	117,099	988,860
SLM Corp.	55,400	448,186
		9,065,200
Containers & Packaging — 1.0%
Amcor PLC, CDI	425,874	4,705,371
Avery Dennison Corp.	20,144	2,575,209
Ball Corp.	58,917	4,897,181
Crown Holdings, Inc.*	6,600	507,276
Graphic Packaging Holding Co.	43,400	611,506
Huhtamaki OYJ (Finland)	8,994	443,989
International Paper Co.	115,694	4,690,235
Packaging Corp. of America	60,418	6,588,583
Sealed Air Corp.	44,793	1,738,416
Sonoco Products Co.	12,800	653,696
Westrock Co.	90,723	3,151,717
		30,563,179
Distributors — 0.0%
Core-Mark Holding Co., Inc.	10,200	295,086
PALTAC Corp. (Japan)	7,600	383,825
Pool Corp.	1,860	622,244
		1,301,155
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	40,700	1,046,922
Bright Horizons Family Solutions, Inc.*	8,594	1,306,632
frontdoor, Inc.*	5,550	215,951
Graham Holdings Co. (Class B Stock)	980	396,028
Hope Education Group Co. Ltd. (China), 144A	2,526,000	778,315
IDP Education Ltd. (Australia)	35,710	489,941
Service Corp. International	7,030	296,525
ServiceMaster Global Holdings, Inc.*	13,600	542,368
		5,072,682
Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	209,749	1,508,957
Equitable Holdings, Inc.	272,924	4,978,134
Hypoport SE (Germany)*	1,092	682,948
ORIX Corp. (Japan)	196,600	2,441,182
Syncona Ltd.*	134,281	432,067
Voya Financial, Inc.	14,450	692,588
		10,735,876
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	66,917	1,907,804
ATN International, Inc.	6,070	304,350
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Bharti Infratel Ltd. (India)	358,866	$ 855,646
BT Group PLC (United Kingdom)	1,026,210	1,300,730
GCI Liberty, Inc. (Class A Stock)*	4,700	385,212
Helios Towers PLC (Tanzania)*	315,713	639,040
KT Corp. (South Korea)	12,578	246,817
KT Corp. (South Korea), ADR	113,824	1,093,849
Liberty Global PLC (United Kingdom) (Class C Stock)*	13,367	274,491
Liberty Latin America Ltd. (Chile) (Class A Stock)*(a)	16,092	132,759
Liberty Latin America Ltd. (Chile) (Class C Stock)*	10,151	82,629
Nippon Telegraph & Telephone Corp. (Japan)	402,200	8,198,123
Orange SA (France)	114,621	1,192,805
Sarana Menara Nusantara Tbk PT (Indonesia)	29,347,100	2,046,999
Telefonica Deutschland Holding AG (Germany)	375,746	963,940
		19,625,194
Electric Utilities — 1.4%
American Electric Power Co., Inc.	34,072	2,784,705
Duke Energy Corp.	7,384	653,927
Edison International	4,968	252,573
EDP - Energias do Brasil SA (Brazil)	352,246	1,098,279
Electricite de France SA (France)	161,309	1,709,981
Entergy Corp.	19,207	1,892,466
Eversource Energy	15,820	1,321,761
Iberdrola SA (Spain)	322,015	3,952,391
NextEra Energy, Inc.	80,917	22,459,323
OGE Energy Corp.	13,068	391,909
PG&E Corp.*(a)	17,400	163,386
Southern Co. (The)	68,882	3,734,782
Spark Energy, Inc. (Class A Stock)	30,900	257,088
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	59,630	297,731
		40,970,302
Electrical Equipment — 0.5%
Generac Holdings, Inc.*	3,575	692,263
Hubbell, Inc.	2,040	279,154
Idec Corp. (Japan)	16,200	293,988
Mabuchi Motor Co. Ltd. (Japan)	9,900	384,313
Mitsubishi Electric Corp. (Japan)	297,500	4,029,421
nVent Electric PLC	30,800	544,852
Plug Power, Inc.*(a)	57,114	765,899
Polycab India Ltd. (India)	26,801	299,294
Prysmian SpA (Italy)	59,244	1,723,110
Rockwell Automation, Inc.	19,527	4,309,218
Siemens Energy AG (Germany)	13,889	374,522
TPI Composites, Inc.*	9,400	272,224
		13,968,258

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	19,990	$ 2,164,317
Avnet, Inc.	19,960	515,766
Barco NV (Belgium)	12,187	255,850
Carel Industries SpA (Italy), 144A	45,242	956,367
Cognex Corp.	12,376	805,678
Coherent, Inc.*	4,350	482,545
Dolby Laboratories, Inc. (Class A Stock)	10,000	662,800
Hexagon AB (Sweden) (Class B Stock)*	9,527	718,578
Hitachi Ltd. (Japan)	91,900	3,111,573
Horiba Ltd. (Japan)	4,400	229,995
Iteris, Inc.*	48,300	198,030
Itron, Inc.*	8,100	491,994
Keysight Technologies, Inc.*	20,443	2,019,359
LightPath Technologies, Inc. (Class A Stock)*	60,600	146,046
Littelfuse, Inc.	5,208	923,587
Murata Manufacturing Co. Ltd. (Japan)	49,700	3,208,414
Nippon Ceramic Co. Ltd. (Japan)	10,300	257,027
Renishaw PLC (United Kingdom)*	11,065	803,468
Sensirion Holding AG (Switzerland), 144A*	7,205	377,388
Shimadzu Corp. (Japan)	36,300	1,103,414
Taiwan Union Technology Corp. (Taiwan)	118,000	459,372
Taiyo Yuden Co. Ltd. (Japan)(a)	10,400	326,957
TE Connectivity Ltd.	29,116	2,845,798
Trimble, Inc.*	12,300	599,010
		23,663,333
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	3,620	89,631
Halliburton Co.	57,991	698,791
Helmerich & Payne, Inc.	18,700	273,955
Modec, Inc. (Japan)	28,400	439,436
Natural Gas Services Group, Inc.*	21,188	179,039
Oceaneering International, Inc.*	14,589	51,353
Tenaris SA, ADR(a)	99,396	979,051
Worley Ltd. (Australia)	125,369	862,099
		3,573,355
Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	9,100	508,616
Codemasters Group Holdings PLC (United Kingdom)*	59,238	278,922
Electronic Arts, Inc.*	598	77,985
Frontier Developments PLC (United Kingdom)*	5,869	207,386
Glu Mobile, Inc.*	29,600	227,180
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	9,401	315,028
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	4,163	150,992
Live Nation Entertainment, Inc.*	16,413	884,332
Netflix, Inc.*	18,475	9,238,054
Roku, Inc.*	4,100	774,080
Sea Ltd. (Taiwan), ADR*(a)	29,770	4,585,771
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Spotify Technology SA*	5,281	$ 1,281,012
Walt Disney Co. (The)	62,868	7,800,661
World Wrestling Entertainment, Inc. (Class A Stock)	8,700	352,089
Zynga, Inc. (Class A Stock)*	63,616	580,178
		27,262,286
Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	150,616	1,581,468
Alexander & Baldwin, Inc.	33,672	377,463
Alexandria Real Estate Equities, Inc.	25,756	4,120,960
American Campus Communities, Inc.	154,332	5,389,273
American Tower Corp.	18,598	4,495,695
Americold Realty Trust	7,600	271,700
AvalonBay Communities, Inc.(a)	45,441	6,786,159
Boston Properties, Inc.	10,105	811,432
Braemar Hotels & Resorts, Inc.	26,318	65,795
Camden Property Trust(a)	67,378	5,995,294
Colony Capital, Inc.	75,288	205,536
Crown Castle International Corp.	19,738	3,286,377
CubeSmart	125,298	4,048,378
CyrusOne, Inc.	5,200	364,156
Daiwa Office Investment Corp. (Japan)	57	326,642
Derwent London PLC (United Kingdom)	5,570	184,502
Douglas Emmett, Inc.	127,635	3,203,638
EastGroup Properties, Inc.	19,562	2,529,953
Equinix, Inc.	3,000	2,280,390
Equity Commonwealth	15,300	407,439
Equity LifeStyle Properties, Inc.	50,313	3,084,187
Equity Residential	106,018	5,441,904
Essex Property Trust, Inc.	21,031	4,222,814
Federal Realty Investment Trust	15,120	1,110,413
First Industrial Realty Trust, Inc.	6,893	274,341
GEO Group, Inc. (The)	10,600	120,204
Great Portland Estates PLC (United Kingdom)	152,813	1,179,591
Healthcare Realty Trust, Inc.	88,297	2,659,506
Healthcare Trust of America, Inc. (Class A Stock)(a)	78,040	2,029,040
Highwoods Properties, Inc.	29,544	991,792
Hoshino Resorts REIT, Inc. (Japan)	119	599,622
Host Hotels & Resorts, Inc.	71,301	769,338
Independence Realty Trust, Inc.(a)	44,251	512,869
Industrial & Infrastructure Fund Investment Corp. (Japan)	222	380,090
Industrial Logistics Properties Trust	16,505	360,964
Inmobiliaria Colonial Socimi SA (Spain)	81,480	673,870
Innovative Industrial Properties, Inc.(a)	2,400	297,864
Investors Real Estate Trust	3,570	232,657
Invitation Homes, Inc.	22,450	628,376
JBG SMITH Properties	72,614	1,941,698
Kilroy Realty Corp.(a)	31,159	1,619,022
National Retail Properties, Inc.	20,100	693,651
National Storage Affiliates Trust	8,900	291,119
Office Properties Income Trust	9,301	192,717
Omega Healthcare Investors, Inc.	9,900	296,406
Paramount Group, Inc.(a)	62,630	443,420

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pebblebrook Hotel Trust	11,217	$ 140,549
Power REIT*	5,592	110,833
Prologis, Inc.	246,166	24,769,223
PS Business Parks, Inc.	12,794	1,565,858
Public Storage	25,258	5,625,462
Rayonier, Inc.	58,907	1,557,501
Regency Centers Corp.	47,064	1,789,373
Rexford Industrial Realty, Inc.(a)	41,563	1,901,923
RLJ Lodging Trust	51,968	450,043
RPT Realty	47,907	260,614
Sabra Health Care REIT, Inc.	34,439	474,742
Scentre Group (Australia)	587,518	935,067
Simon Property Group, Inc.(a)	29,626	1,916,210
SL Green Realty Corp.(a)	56,832	2,635,300
STAG Industrial, Inc.	20,378	621,325
Sun Communities, Inc.	24,858	3,495,283
Sunstone Hotel Investors, Inc.	115,777	919,269
Terreno Realty Corp.	43,714	2,393,779
Urban Edge Properties	102,965	1,000,820
VICI Properties, Inc.	15,000	350,550
Welltower, Inc.	89,645	4,938,543
Weyerhaeuser Co.	150,695	4,297,821
WP Carey, Inc.	3,600	234,576
Xenia Hotels & Resorts, Inc.	32,100	281,838
		140,446,227
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	2,660	472,549
Costco Wholesale Corp.	6,164	2,188,220
CP ALL PCL (Thailand)	886,500	1,692,301
Jeronimo Martins SGPS SA (Portugal)	200,776	3,232,599
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	62,489	332,527
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	51,200	1,868,691
Naked Wines PLC (United Kingdom)	53,341	302,017
PriceSmart, Inc.	7,770	516,317
Rite Aid Corp.*(a)	4,026	38,207
Seven & i Holdings Co. Ltd. (Japan)	68,400	2,114,931
Sprouts Farmers Market, Inc.*	21,512	450,246
United Natural Foods, Inc.*(a)	11,880	176,656
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	60,101	881,200
Zur Rose Group AG (Switzerland)*	2,932	699,956
		14,966,417
Food Products — 0.9%
Barry Callebaut AG (Switzerland)	408	906,613
Cal-Maine Foods, Inc.*(a)	9,520	365,282
China Feihe Ltd. (China), 144A	314,000	736,480
China Mengniu Dairy Co. Ltd. (China)*	350,000	1,658,180
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	$ 11,186
Edita Food Industries SAE (Egypt), GDR	16,145	45,558
Ezaki Glico Co. Ltd. (Japan)	37,700	1,689,152
Farmer Bros., Co.*	12,020	53,128
Ingredion, Inc.	8,530	645,550
McCormick & Co., Inc.(a)	7,598	1,474,772
Mondelez International, Inc. (Class A Stock)	79,050	4,541,422
Nestle SA (Switzerland)	66,280	7,869,844
Post Holdings, Inc.*	5,380	462,680
Sakata Seed Corp. (Japan)	7,200	258,144
Simply Good Foods Co. (The)*	24,100	531,405
Tyson Foods, Inc. (Class A Stock)	80,536	4,790,281
		26,039,677
Gas Utilities — 0.1%
Atmos Energy Corp.	33,896	3,240,119
National Fuel Gas Co.	11,837	480,464
Southwest Gas Holdings, Inc.	8,805	555,595
		4,276,178
Health Care Equipment & Supplies — 3.3%
Alcon, Inc. (Switzerland)*	26,691	1,512,639
Align Technology, Inc.*	86	28,153
Ambu A/S (Denmark) (Class B Stock)	39,159	1,106,609
Becton, Dickinson & Co.	36,379	8,464,666
BioMerieux (France)	2,373	371,823
Boston Scientific Corp.*	122,798	4,692,112
Cochlear Ltd. (Australia)	4,464	636,306
Cooper Cos., Inc. (The)	3,870	1,304,654
CryoPort, Inc.*	5,000	237,000
Danaher Corp.	142,929	30,776,902
DiaSorin SpA (Italy)	9,639	1,939,955
Edwards Lifesciences Corp.*	366	29,214
Elekta AB (Sweden) (Class B Stock)	74,319	935,060
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	74,084	1,627,216
Getinge AB (Sweden) (Class B Stock)	63,900	1,392,003
GVS SpA (Italy), 144A*	32,960	443,222
Haemonetics Corp.*	7,360	642,160
Inogen, Inc.*	2,570	74,530
Insulet Corp.*	3,311	783,349
Intuitive Surgical, Inc.*	8,155	5,786,299
Koninklijke Philips NV (Netherlands)*	150,380	7,077,153
Masimo Corp.*	3,040	717,622
Medtronic PLC	60,002	6,235,408
Meridian Bioscience, Inc.*	14,100	239,418
Nakanishi, Inc. (Japan)	25,900	462,090
Nevro Corp.*	3,500	487,550
Nipro Corp. (Japan)	43,400	506,088
OraSure Technologies, Inc.*	21,000	255,570
Penumbra, Inc.*(a)	3,960	769,745
Quidel Corp.*	3,740	820,481

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	$ 552,053
Smith & Nephew PLC (United Kingdom)	64,649	1,262,492
Stryker Corp.	56,369	11,745,609
Tandem Diabetes Care, Inc.*	6,600	749,100
Terumo Corp. (Japan)	22,100	880,017
Zimmer Biomet Holdings, Inc.	10,260	1,396,796
		96,941,064
Health Care Providers & Services — 1.9%
Ambea AB (Sweden), 144A*	63,819	431,822
Amedisys, Inc.*	3,470	820,412
Amplifon SpA (Italy)*	63,899	2,286,214
Anthem, Inc.	21,197	5,693,302
Centene Corp.*	26,358	1,537,462
Chemed Corp.	1,080	518,778
Cigna Corp.	29,531	5,002,847
CVS Health Corp.	29,296	1,710,886
Dr. Lal PathLabs Ltd. (India), 144A	5,422	138,622
HCA Healthcare, Inc.	76,352	9,519,567
Humana, Inc.	7,880	3,261,453
Integrated Diagnostics Holdings PLC (Egypt), 144A	67,975	244,279
MEDNAX, Inc.*(a)	23,666	385,283
Molina Healthcare, Inc.*	11,057	2,023,873
Select Medical Holdings Corp.*	30,375	632,408
Sinopharm Group Co. Ltd. (China) (Class H Stock)	270,000	573,215
UnitedHealth Group, Inc.	68,391	21,322,262
		56,102,685
Health Care Technology — 0.2%
GoodRx Holdings, Inc. (Class A Stock)*	1,578	87,737
Livongo Health, Inc.*	2,600	364,130
Simulations Plus, Inc.	6,600	497,376
Teladoc Health, Inc.*(a)	4,134	906,338
Veeva Systems, Inc. (Class A Stock)*	9,990	2,809,088
		4,664,669
Hotels, Restaurants & Leisure — 1.7%
Aramark	12,800	338,560
Bloomin’ Brands, Inc.(a)	8,847	135,094
Brinker International, Inc.	5,940	253,757
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	308,619	810,496
Carrols Restaurant Group, Inc.*	17,600	113,520
Cheesecake Factory, Inc. (The)(a)	6,640	184,193
Chipotle Mexican Grill, Inc.*	1,391	1,730,001
Denny’s Corp.*	23,515	235,150
Domino’s Pizza, Inc.	380	161,606
DraftKings, Inc. (Class A Stock)*(a)	4,000	235,360
Dunkin’ Brands Group, Inc.	10,000	819,100
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Galaxy Entertainment Group Ltd. (Macau)	118,000	$ 798,053
Hilton Worldwide Holdings, Inc.	88,368	7,539,558
Huazhu Group Ltd. (China), ADR	2,540	109,830
Las Vegas Sands Corp.	19,332	902,031
Marriott International, Inc. (Class A Stock)	58,643	5,429,169
McDonald’s Corp.	55,439	12,168,306
MGM Resorts International	76,884	1,672,227
Noodles & Co.*	20,600	141,522
Penn National Gaming, Inc.*(a)	12,054	876,326
Planet Fitness, Inc. (Class A Stock)*	24,119	1,486,213
Playtech PLC (United Kingdom)*	311,908	1,459,144
Round One Corp. (Japan)(a)	48,600	391,631
Scientific Games Corp.*	16,500	576,015
SSP Group PLC (United Kingdom)	71,617	165,549
Vail Resorts, Inc.	1,600	342,352
Wyndham Destinations, Inc.	17,694	544,267
Wyndham Hotels & Resorts, Inc.	13,094	661,247
Yum! Brands, Inc.	102,777	9,383,540
		49,663,817
Household Durables — 0.6%
Cairn Homes PLC (Ireland)*	413,118	378,351
Century Communities, Inc.*	14,401	609,594
Fujitsu General Ltd. (Japan)	130,600	3,792,368
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	703,241	5,568,672
Haier Electronics Group Co. Ltd. (China)	223,000	811,105
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	66,800	595,180
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	766,500	1,374,746
Knaus Tabbert AG (Germany)*	5,978	438,057
Lennar Corp. (Class A Stock)	39,383	3,216,803
MDC Holdings, Inc.	12,428	585,359
Skyline Champion Corp.*	15,188	406,583
Tempur Sealy International, Inc.*	7,360	656,438
Turtle Beach Corp.*(a)	17,900	325,780
		18,759,036
Household Products — 0.3%
Clorox Co. (The)(a)	5,946	1,249,671
Colgate-Palmolive Co.	22,686	1,750,225
Essity AB (Sweden) (Class B Stock)*	70,164	2,367,509
Kimberly-Clark Corp.	11,390	1,681,847
WD-40 Co.	2,570	486,527
		7,535,779
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	100,145	1,813,626

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Electric Power Development Co. Ltd. (Japan)	22,200	$ 342,567
NTPC Ltd. (India)	2,031,516	2,350,542
		4,506,735
Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	1,417	173,398
CK Hutchison Holdings Ltd. (United Kingdom)	424,228	2,569,631
DCC PLC (United Kingdom)	8,268	639,005
Fosun International Ltd. (China)	1,194,000	1,399,232
General Electric Co.	1,379,059	8,591,538
Honeywell International, Inc.	65,409	10,766,975
Roper Technologies, Inc.	24,515	9,686,122
Siemens AG (Germany)	27,777	3,509,302
SM Investments Corp. (Philippines)	51,050	928,884
Smiths Group PLC (United Kingdom)	95,487	1,681,558
		39,945,645
Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	822,000	8,148,669
American International Group, Inc.	278,129	7,656,891
Aon PLC (Class A Stock)	16,849	3,475,949
Arch Capital Group Ltd.*	19,200	561,600
Argo Group International Holdings Ltd.	7,101	244,487
AXA SA (France)	219,138	4,040,778
Axis Capital Holdings Ltd.	12,210	537,728
Chubb Ltd.	45,638	5,299,485
CNO Financial Group, Inc.	35,853	575,082
eHealth, Inc.*	2,350	185,650
Fidelity National Financial, Inc.	10,587	331,479
First American Financial Corp.	8,865	451,317
Hanover Insurance Group, Inc. (The)	6,260	583,307
Hartford Financial Services Group, Inc. (The)	56,283	2,074,591
Hiscox Ltd. (United Kingdom)*	194,994	2,252,863
Kemper Corp.	9,188	614,034
Manulife Financial Corp. (Canada)	83,427	1,160,353
Markel Corp.*	594	578,378
Marsh & McLennan Cos., Inc.	84,819	9,728,739
MetLife, Inc.	115,663	4,299,194
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,946	1,505,007
Old Republic International Corp.	38,704	570,497
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	2,562,000	1,798,743
Powszechny Zaklad Ubezpieczen SA (Poland)*	216,182	1,385,722
Principal Financial Group, Inc.	19,551	787,319
Progressive Corp. (The)	22,688	2,147,873
Reinsurance Group of America, Inc.	5,100	485,469
RenaissanceRe Holdings Ltd. (Bermuda)	1,460	247,820
Sampo OYJ (Finland) (Class A Stock)	81,208	3,211,343
Selective Insurance Group, Inc.	11,400	586,986
Sompo Holdings, Inc. (Japan)	60,000	2,067,399
Steadfast Group Ltd. (Australia)	207,845	480,589
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sun Life Financial, Inc. (Canada)	46,092	$ 1,878,226
Suncorp Group Ltd. (Australia)	192,870	1,162,497
Willis Towers Watson PLC	17,150	3,581,263
Zurich Insurance Group AG (Switzerland)	9,367	3,260,737
		77,958,064
Interactive Media & Services — 3.6%
Alphabet, Inc. (Class A Stock)*	2,096	3,071,898
Alphabet, Inc. (Class C Stock)*	27,658	40,646,197
ANGI Homeservices, Inc. (Class A Stock)*(a)	24,500	271,828
Baidu, Inc. (China), ADR*	19,100	2,417,869
Facebook, Inc. (Class A Stock)*	94,073	24,637,719
IAC/InterActiveCorp*	3,729	446,660
Info Edge India Ltd. (India)	4,198	207,288
JOYY, Inc. (China), ADR(a)	13,144	1,060,326
Match Group, Inc.*	28,648	3,169,901
NAVER Corp. (South Korea)	28,392	7,201,901
Pinterest, Inc. (Class A Stock)*	9,000	373,590
Rightmove PLC (United Kingdom)	32,665	263,267
Scout24 AG (Germany), 144A	14,595	1,273,750
Snap, Inc. (Class A Stock)*(a)	173,285	4,524,471
Tencent Holdings Ltd. (China)	168,300	11,347,759
Z Holdings Corp. (Japan)	760,200	5,064,871
Zillow Group, Inc. (Class A Stock)*	7,050	715,857
		106,695,152
Internet & Direct Marketing Retail — 3.8%
Alibaba Group Holding Ltd. (China), ADR*	96,481	28,363,484
Amazon.com, Inc.*	15,996	50,367,085
ASOS PLC (United Kingdom)*	62,862	4,175,465
boohoo Group PLC (United Kingdom)*	314,875	1,526,169
Booking Holdings, Inc.*	2,143	3,665,987
Etsy, Inc.*	3,238	393,838
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	44,296	1,114,487
Groupon, Inc.*	4,740	96,696
Grubhub, Inc.*	6,930	501,247
Just Eat Takeaway.com NV (Netherlands), 144A*	6,772	758,989
Media Do Co. Ltd. (Japan)	3,400	246,778
MercadoLibre, Inc. (Argentina)*	1,827	1,977,691
Naspers Ltd. (South Africa) (Class N Stock)*	39,805	7,050,651
Ocado Group PLC (United Kingdom)*	65,062	2,303,362
Prosus NV (China)*	54,005	4,986,777
Quotient Technology, Inc.*	40,100	295,938
Shop Apotheke Europe NV (Netherlands), 144A*(a)	6,487	1,139,076
THG Holdings Ltd. (United Kingdom)*	115,210	889,292
Trainline PLC (United Kingdom), 144A*	121,667	568,768
Trip.com Group Ltd. (China), ADR*	1,046	32,573
Vipshop Holdings Ltd. (China), ADR*	19,400	303,416
Wayfair, Inc. (Class A Stock)*(a)	3,910	1,137,849

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Zalando SE (Germany), 144A*	11,612	$ 1,086,904
		112,982,522
IT Services — 4.0%
Accenture PLC (Class A Stock)	27,728	6,266,251
Adyen NV (Netherlands), 144A*	1,213	2,234,730
Amadeus IT Group SA (Spain)	34,760	1,935,138
Automatic Data Processing, Inc.	11,813	1,647,795
Black Knight, Inc.*	7,175	624,584
Booz Allen Hamilton Holding Corp.(a)	4,800	398,304
Broadridge Financial Solutions, Inc.	14,088	1,859,616
CANCOM SE (Germany)	5,103	262,790
CSG Systems International, Inc.	10,642	435,790
Edenred (France)	9,960	447,345
EPAM Systems, Inc.*	3,750	1,212,300
Euronet Worldwide, Inc.*	15,318	1,395,470
Fidelity National Information Services, Inc.	79,869	11,757,515
Fiserv, Inc.*	42,740	4,404,357
Fujitsu Ltd. (Japan)	27,500	3,763,271
Global Payments, Inc.	44,756	7,947,770
GoDaddy, Inc. (Class A Stock)*	10,500	797,685
Indra Sistemas SA (Spain)*(a)	82,780	589,472
Keywords Studios PLC (Ireland)	33,349	936,980
Mastercard, Inc. (Class A Stock)	29,675	10,035,195
MAXIMUS, Inc.	8,910	609,533
NET One Systems Co. Ltd. (Japan)	28,100	1,281,168
Network International Holdings PLC (United Arab Emirates), 144A*	551,107	1,948,997
NEXTDC Ltd. (Australia)*	64,782	576,953
Okta, Inc.*	5,010	1,071,389
PayPal Holdings, Inc.*	49,014	9,657,228
Shopify, Inc. (Canada) (Class A Stock), (NYSE)*	444	454,199
Shopify, Inc. (Canada) (Class A Stock), (XTSE)*	2,059	2,105,606
Snowflake, Inc. (Class A Stock)*(a)	903	226,653
Square, Inc. (Class A Stock)*	12,361	2,009,281
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	72,400	3,829,236
Twilio, Inc. (Class A Stock)*	5,681	1,403,718
Visa, Inc. (Class A Stock)(a)	134,691	26,934,159
WEX, Inc.*(a)	4,490	623,975
Wix.com Ltd. (Israel)*	23,331	5,945,905
		117,630,358
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	775	10,098
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	35,300	824,785
Brunswick Corp.	8,385	493,960
MIPS AB (Sweden)	4,832	215,757
Peloton Interactive, Inc. (Class A Stock)*(a)	5,687	564,378
Polaris, Inc.	5,204	490,945
Smith & Wesson Brands, Inc.	3,100	48,112
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
Spin Master Corp. (Canada), 144A*	23,445	$ 506,034
Thule Group AB (Sweden), 144A	42,579	1,406,638
		4,560,707
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	75,292	7,599,975
Avantor, Inc.*	11,065	248,852
Bio-Techne Corp.	2,073	513,544
Charles River Laboratories International, Inc.*	3,670	831,072
Eurofins Scientific SE (Luxembourg)*	1,765	1,393,534
Evotec SE (Germany)*(a)	83,284	2,203,496
Lonza Group AG (Switzerland)	8,847	5,448,874
PPD, Inc.*	17,661	653,280
PRA Health Sciences, Inc.*	5,700	578,208
Repligen Corp.*	3,580	528,193
Syneos Health, Inc.*	7,010	372,652
Tecan Group AG (Switzerland)	3,565	1,776,548
Thermo Fisher Scientific, Inc.	50,098	22,119,269
		44,267,497
Machinery — 1.7%
Aalberts NV (Netherlands)	10,495	378,426
Aida Engineering Ltd. (Japan)	32,300	221,376
Aumann AG (Germany), 144A*	5,258	69,435
Caterpillar, Inc.	33,101	4,937,014
CNH Industrial NV (United Kingdom)*	253,319	1,975,447
Colfax Corp.*(a)	18,979	595,181
Cummins, Inc.	12,619	2,664,628
Deere & Co.	43,352	9,608,104
Douglas Dynamics, Inc.	9,725	332,595
Escorts Ltd. (India)	40,026	719,394
Fortive Corp.	49,043	3,737,567
Fujitec Co. Ltd. (Japan)	22,200	473,814
GEA Group AG (Germany)	51,959	1,822,443
Graco, Inc.	8,123	498,346
Hoshizaki Corp. (Japan)	16,400	1,308,016
Illinois Tool Works, Inc.	11,836	2,286,834
Impro Precision Industries Ltd., 144A	867,000	236,913
Knorr-Bremse AG (Germany)	14,192	1,673,478
Lincoln Electric Holdings, Inc.	6,715	618,049
Manitowoc Co., Inc. (The)*	8,727	73,394
METAWATER Co. Ltd. (Japan)	23,800	518,939
Middleby Corp. (The)*	26,591	2,385,479
Norma Group SE (Germany)	13,416	416,453
Obara Group, Inc. (Japan)	13,700	462,463
Omega Flex, Inc.(a)	3,300	517,176
Oshkosh Corp.	9,044	664,734
Otis Worldwide Corp.	18,365	1,146,343
PACCAR, Inc.	18,942	1,615,374
Parker-Hannifin Corp.	580	117,357
Proto Labs, Inc.*(a)	4,520	585,340
Rotork PLC (United Kingdom)	92,795	336,420
Spirax-Sarco Engineering PLC (United Kingdom)	4,635	660,040
Stanley Black & Decker, Inc.	16,127	2,615,799
Takuma Co. Ltd. (Japan)	15,200	258,964

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Timken Co. (The)	12,000	$ 650,640
Toro Co. (The)	5,100	428,145
Trelleborg AB (Sweden) (Class B Stock)*	16,270	288,016
Trinity Industries, Inc.(a)	20,100	391,950
Wabash National Corp.(a)	20,300	242,788
Weir Group PLC (The) (United Kingdom)	55,800	898,892
Welbilt, Inc.*	24,910	153,446
		49,585,212
Marine — 0.0%
Kirby Corp.*	7,216	261,003
SITC International Holdings Co. Ltd. (China)	461,000	641,550
		902,553
Media — 0.6%
A.H. Belo Corp. (Class A Stock)	22,151	31,233
Altice USA, Inc. (Class A Stock)*	10,426	271,076
Ascential PLC (United Kingdom), 144A*	290,067	1,098,844
Cable One, Inc.	219	412,909
Charter Communications, Inc. (Class A Stock)*	3,964	2,474,884
Comcast Corp. (Class A Stock)	107,679	4,981,231
CyberAgent, Inc. (Japan)	7,900	488,245
Daily Journal Corp.*(a)	1,080	261,360
Eutelsat Communications SA (France)	97,877	954,626
Fox Corp. (Class A Stock)	28,760	800,391
Gannett Co., Inc.	41,420	53,846
Informa PLC (United Kingdom)*	166,950	807,748
Liberty Broadband Corp. (Class C Stock)*	5,622	803,215
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	10,610	351,934
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	530	17,532
oOh!media Ltd. (Australia)	268,851	236,568
Scholastic Corp.	7,168	150,456
Sirius XM Holdings, Inc.(a)	50,747	272,004
WPP PLC (United Kingdom)	240,376	1,889,143
YouGov PLC (United Kingdom)	80,370	877,973
		17,235,218
Metals & Mining — 0.6%
Alcoa Corp.*	25,800	300,054
Antofagasta PLC (Chile)	105,836	1,390,409
BHP Group Ltd. (Australia)	195,541	4,997,916
Compass Minerals International, Inc.	3,630	215,440
Franco-Nevada Corp. (Canada)	13,485	1,884,386
Hitachi Metals Ltd. (Japan)	123,400	1,895,314
Lundin Mining Corp. (Chile)	41,157	229,655
Mitsui Mining & Smelting Co. Ltd. (Japan)	38,500	933,327
OZ Minerals Ltd. (Australia)	34,686	349,966
POSCO (South Korea)	5,477	914,411
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	6,185	$ 631,117
Royal Gold, Inc.	3,290	395,359
South32 Ltd. (Australia)	2,058,484	3,032,630
Steel Dynamics, Inc.	19,500	558,285
United States Steel Corp.(a)	55,800	409,572
		18,137,841
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	13,910	193,488
Annaly Capital Management, Inc.	38,077	271,108
Apollo Commercial Real Estate Finance, Inc.	40,055	360,896
Ellington Residential Mortgage REIT	23,222	257,764
Granite Point Mortgage Trust, Inc.	23,081	163,644
Orchid Island Capital, Inc.(a)	67,400	337,674
Ready Capital Corp.	38,426	430,371
Two Harbors Investment Corp.	67,076	341,417
		2,356,362
Multiline Retail — 0.5%
Dollar General Corp.	45,253	9,485,934
Dollar Tree, Inc.*	277	25,301
Next PLC (United Kingdom)	25,811	1,974,093
Pan Pacific International Holdings Corp. (Japan)	67,600	1,572,717
Ryohin Keikaku Co. Ltd. (Japan)	16,400	271,919
		13,329,964
Multi-Utilities — 0.9%
Ameren Corp.	49,864	3,943,245
Black Hills Corp.	10,195	545,330
Dominion Energy, Inc.	2,962	233,791
Engie SA (France)*	179,695	2,402,558
NiSource, Inc.	46,415	1,021,130
Public Service Enterprise Group, Inc.	53,837	2,956,190
Sempra Energy	122,311	14,476,730
		25,578,974
Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom), ADR(a)	111,298	1,943,263
Cheniere Energy, Inc.*	5,619	259,991
CVR Energy, Inc.	12,000	148,560
Enbridge, Inc. (Canada)	116,310	3,396,252
Eni SpA (Italy)	161,238	1,262,991
EOG Resources, Inc.	54,426	1,956,070
Exxon Mobil Corp.	6,526	224,038
Galp Energia SGPS SA (Portugal)	503,750	4,663,898
Gulfport Energy Corp.*	137,066	72,248
Kosmos Energy Ltd. (Ghana)	52,866	51,576
Lundin Energy AB (Sweden)	65,938	1,313,033
Matador Resources Co.*	12,800	105,728
Murphy Oil Corp.	20,700	184,644
Ovintiv, Inc.(a)	29,400	239,904
Parsley Energy, Inc. (Class A Stock)(a)	29,600	277,056
Petronet LNG Ltd. (India)	239,160	716,150
Pioneer Natural Resources Co.	548	47,123
Renewable Energy Group, Inc.*	5,119	273,457

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	192,726	$ 2,336,305
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	423,499	1,141,798
SM Energy Co.	14,431	22,945
Targa Resources Corp.	22,190	311,326
TC Energy Corp. (Canada), (NYSE)	115,445	4,850,999
TC Energy Corp. (Canada), (XTSE)	42,373	1,778,867
TOTAL SE (France)	200,181	6,829,869
Williams Cos., Inc. (The)	269,906	5,303,653
World Fuel Services Corp.	17,300	366,587
WPX Energy, Inc.*	48,200	236,180
		40,314,511
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	38,120	802,998
Suzano SA (Brazil)*	56,552	456,875
Verso Corp. (Class A Stock)	16,300	128,607
		1,388,480
Personal Products — 0.3%
Kao Corp. (Japan)	18,800	1,407,707
LG Household & Health Care Ltd. (South Korea)	1,575	1,951,153
Medifast, Inc.	2,450	402,903
Unilever NV (United Kingdom)	109,072	6,578,984
		10,340,747
Pharmaceuticals — 2.8%
Ampio Pharmaceuticals, Inc.*(a)	113,200	108,332
Astellas Pharma, Inc. (Japan)	192,600	2,869,735
AstraZeneca PLC (United Kingdom), ADR	106,373	5,829,240
Bausch Health Cos., Inc.*(a)	95,085	1,477,621
Bayer AG (Germany)	112,746	6,943,055
Daiichi Sankyo Co. Ltd. (Japan)	51,600	1,583,365
Elanco Animal Health, Inc.*	76,894	2,147,649
Eli Lilly & Co.	18,422	2,726,824
Evofem Biosciences, Inc.*(a)	105,100	248,036
GlaxoSmithKline PLC (United Kingdom), ADR(a)	124,699	4,693,670
Horizon Therapeutics PLC*	2,800	217,504
Johnson & Johnson	27,088	4,032,862
Laboratorios Farmaceuticos Rovi SA (Spain)*	24,223	896,914
Merck & Co., Inc.	16,664	1,382,279
MyoKardia, Inc.*	654	89,160
Novartis AG (Switzerland)	68,576	5,944,921
Otsuka Holdings Co. Ltd. (Japan)	160,600	6,797,593
Pacira BioSciences, Inc.*	10,595	636,971
Pfizer, Inc.	103,294	3,790,890
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	2,070	201,659
Roche Holding AG (Switzerland)	30,450	10,430,502
Royalty Pharma PLC (Class A Stock)	18,579	781,619
Sanofi (France)	36,488	3,648,042
Supernus Pharmaceuticals, Inc.*	20,850	434,514
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan)	246,893	$ 8,809,804
TFF Pharmaceuticals, Inc.*(a)	16,500	304,755
Theravance Biopharma, Inc.*(a)	16,390	242,326
Torrent Pharmaceuticals Ltd. (India)	18,199	693,455
Zoetis, Inc.	33,252	5,498,883
		83,462,180
Professional Services — 0.8%
Adecco Group AG (Switzerland)	22,863	1,203,027
Boa Vista Servicos SA (Brazil)	113,539	293,355
CBIZ, Inc.*	13,851	316,772
Clarivate PLC (United Kingdom)*	48,444	1,501,280
CoStar Group, Inc.*	4,770	4,047,393
DKSH Holding AG (Switzerland)	9,423	655,923
en-japan, Inc. (Japan)	21,100	531,702
Equifax, Inc.	31,374	4,922,581
Exponent, Inc.	6,700	482,601
FTI Consulting, Inc.*	14,239	1,508,907
HeadHunter Group PLC (Russia), ADR	15,000	367,200
IHS Markit Ltd.	717	56,292
Insperity, Inc.	7,100	464,979
Intertrust NV (Netherlands), 144A	25,131	428,978
ManpowerGroup, Inc.	5,071	371,856
Outsourcing, Inc. (Japan)	110,000	1,023,261
Persol Holdings Co. Ltd. (Japan)	228,100	3,712,868
TeamLease Services Ltd. (India)	9,408	281,791
TransUnion	7,540	634,340
Upwork, Inc.*	14,100	245,904
		23,051,010
Real Estate Management & Development — 0.3%
Aedas Homes SA (Spain), 144A*	20,758	447,049
Altus Group Ltd. (Canada)(a)	19,800	822,751
Heiwa Real Estate Co. Ltd. (Japan)	19,300	532,993
Hongkong Land Holdings Ltd. (Hong Kong)	241,800	901,005
Iguatemi Empresa de Shopping Centers SA (Brazil)	42,200	231,067
Instone Real Estate Group AG (Germany), 144A*	19,940	463,206
Jones Lang LaSalle, Inc.	4,706	450,176
Mitsubishi Estate Co. Ltd. (Japan)	118,500	1,786,147
Mitsui Fudosan Co. Ltd. (Japan)	104,300	1,811,227
PSP Swiss Property AG (Switzerland)	2,487	301,316
RE/MAX Holdings, Inc. (Class A Stock)	12,000	392,760
Realogy Holdings Corp.*(a)	11,074	104,539
RMR Group, Inc. (The) (Class A Stock)	10,374	284,974
St. Joe Co. (The)*(a)	16,200	334,206
Tokyo Tatemono Co. Ltd. (Japan)	35,000	427,492
		9,290,908

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	1,577	$ 480,086
J.B. Hunt Transport Services, Inc.	16,778	2,120,404
Kansas City Southern	1,438	260,033
Lyft, Inc. (Class A Stock)*	12,700	349,885
Norfolk Southern Corp.	29,178	6,243,800
Uber Technologies, Inc.*	39,600	1,444,608
Union Pacific Corp.	49,903	9,824,404
		20,723,220
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	48,176	3,949,950
AIXTRON SE (Germany)*	88,619	1,066,197
Amkor Technology, Inc.*	46,233	517,810
ams AG (Austria)*	34,438	783,740
Analog Devices, Inc.	15,135	1,766,860
Applied Materials, Inc.	157,103	9,339,773
ASML Holding NV (Netherlands), (SGMX)	19,979	7,368,335
ASML Holding NV (Netherlands), (XNGS)	4,716	1,741,477
Broadcom, Inc.	17,522	6,383,615
Cree, Inc.*	11,904	758,761
Disco Corp. (Japan)	6,400	1,556,353
Enphase Energy, Inc.*	3,400	280,806
Infineon Technologies AG (Germany)	78,416	2,205,370
Inphi Corp.*	5,000	561,250
IQE PLC (United Kingdom)*(a)	822,379	540,047
KLA Corp.	137	26,542
Lam Research Corp.	3,824	1,268,612
Marvell Technology Group Ltd.	86,235	3,423,530
Maxim Integrated Products, Inc.	43,774	2,959,560
MaxLinear, Inc.*	24,900	578,676
Microchip Technology, Inc.(a)	19,525	2,006,389
Micron Technology, Inc.*	108,576	5,098,729
Monolithic Power Systems, Inc.	3,248	908,173
NVIDIA Corp.	22,606	12,234,819
NXP Semiconductors NV (Netherlands)	129,143	16,118,338
QUALCOMM, Inc.	146,096	17,192,577
Silergy Corp. (China)	8,000	475,233
SolarEdge Technologies, Inc.*	3,700	881,895
Synaptics, Inc.*	3,900	313,638
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	838,000	12,660,259
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	10,435	845,965
Texas Instruments, Inc.	88,630	12,655,478
Tokyo Electron Ltd. (Japan)	9,300	2,426,223
Ultra Clean Holdings, Inc.*	13,600	291,856
Universal Display Corp.	3,090	558,487
		131,745,323
Software — 4.9%
2U, Inc.*	11,400	386,004
ACI Worldwide, Inc.*	22,558	589,441
Atlassian Corp. PLC (Class A Stock)*	3,655	664,442
Avalara, Inc.*	4,300	547,562
CDK Global, Inc.	16,260	708,773
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Cerence, Inc.*(a)	6,455	$ 315,456
Ceridian HCM Holding, Inc.*	11,167	922,953
Cornerstone OnDemand, Inc.*	14,274	519,003
Coupa Software, Inc.*	4,223	1,158,116
Crowdstrike Holdings, Inc. (Class A Stock)*	4,000	549,280
Datadog, Inc. (Class A Stock)*	6,537	667,820
Descartes Systems Group, Inc. (The) (Canada)*	13,400	763,313
Digimarc Corp.*(a)	10,790	240,941
DocuSign, Inc.*	16,209	3,488,825
Fair Isaac Corp.*	2,350	999,643
First Derivatives PLC (United Kingdom)	20,389	868,667
Guidewire Software, Inc.*	5,001	521,454
HubSpot, Inc.*	800	233,784
Intuit, Inc.	23,182	7,562,200
J2 Global, Inc.*(a)	8,250	571,065
Lightspeed POS, Inc. (Canada)*	12,986	416,044
Manhattan Associates, Inc.*	7,953	759,432
Microsoft Corp.	296,422	62,346,439
Netcompany Group A/S (Denmark), 144A*	11,131	921,297
OneSpan, Inc.*	15,700	329,072
Palo Alto Networks, Inc.*	4,466	1,093,053
Paycom Software, Inc.*	1,729	538,238
Paylocity Holding Corp.*	2,020	326,068
Pegasystems, Inc.	5,100	617,304
RealPage, Inc.*	27,543	1,587,579
RingCentral, Inc. (Class A Stock)*	3,900	1,070,979
salesforce.com, Inc.*	34,976	8,790,168
Sansan, Inc. (Japan)*(a)	8,500	548,491
SAP SE (Germany)	30,881	4,799,142
ServiceNow, Inc.*	18,773	9,104,905
Slack Technologies, Inc. (Class A Stock)*	14,000	376,040
Splunk, Inc.*	25,759	4,846,041
SS&C Technologies Holdings, Inc.	15,667	948,167
Synopsys, Inc.*	26,958	5,768,473
TeamViewer AG (Germany), 144A*	30,825	1,521,447
Temenos AG (Switzerland)	10,519	1,414,693
Teradata Corp.*(a)	24,700	560,690
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,400	1,245,072
Verint Systems, Inc.*	13,200	635,976
VMware, Inc. (Class A Stock)*(a)	3,787	544,078
WANdisco PLC (United Kingdom)*	33,456	197,265
Workday, Inc. (Class A Stock)*	18,510	3,982,056
Xero Ltd. (New Zealand)*	6,343	462,916
Xperi Holding Corp.	28,400	326,316
Zendesk, Inc.*	9,923	1,021,275
Zoom Video Communications, Inc. (Class A Stock)*(a)	11,941	5,613,583
		144,991,041
Specialty Retail — 1.1%
Burlington Stores, Inc.*	3,412	703,179
Carvana Co.*(a)	6,516	1,453,459
Dick’s Sporting Goods, Inc.	8,628	499,389

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	4,600	$ 584,200
Francesca’s Holdings Corp.*(a)	6,238	16,718
Grupo SBF SA (Brazil)*	39,900	180,249
Hibbett Sports, Inc.*(a)	9,200	360,824
Hikari Tsushin, Inc. (Japan)	1,300	309,184
Home Depot, Inc. (The)	21,374	5,935,774
Lowe’s Cos., Inc.	1,645	272,840
Michaels Cos., Inc. (The)*(a)	19,390	187,210
Monro, Inc.(a)	6,120	248,288
Nextage Co. Ltd. (Japan)(a)	78,300	853,238
ODP Corp. (The)	5,634	109,581
O’Reilly Automotive, Inc.*	5,640	2,600,491
RH*(a)	1,822	697,134
Ross Stores, Inc.	107,942	10,073,147
SMCP SA (France), 144A*(a)	35,432	160,313
TJX Cos., Inc. (The)	37,625	2,093,831
Tractor Supply Co.	11,069	1,586,630
Ulta Beauty, Inc.*	3,194	715,392
VT Holdings Co. Ltd. (Japan)	52,500	202,984
Watches of Switzerland Group PLC (United Kingdom), 144A*	102,426	445,636
Yellow Hat Ltd. (Japan)	28,800	481,926
Zhongsheng Group Holdings Ltd. (China)	96,500	608,823
		31,380,440
Technology Hardware, Storage & Peripherals — 2.0%
3D Systems Corp.*(a)	25,326	124,351
Apple, Inc.	386,973	44,815,343
Dell Technologies, Inc. (Class C Stock)*	4,000	270,760
NCR Corp.*	29,884	661,632
Samsung Electronics Co. Ltd. (South Korea)	237,586	11,811,981
Wiwynn Corp. (Taiwan)	21,000	479,392
		58,163,459
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	94,300	1,319,187
Brunello Cucinelli SpA (Italy)*	9,352	286,305
Burberry Group PLC (United Kingdom)	99,387	1,986,129
Carter’s, Inc.	4,430	383,549
Columbia Sportswear Co.	5,820	506,224
EssilorLuxottica SA (France)*	27,952	3,801,689
Li Ning Co. Ltd. (China)	142,500	669,884
Lululemon Athletica, Inc.*	9,896	3,259,445
Luthai Textile Co. Ltd. (China) (Class B Stock)	126,782	65,359
LVMH Moet Hennessy Louis Vuitton SE (France)	1,741	814,149
NIKE, Inc. (Class B Stock)	28,192	3,539,224
Skechers U.S.A., Inc. (Class A Stock)*	17,460	527,641
		17,158,785
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)(a)	25,600	450,010
	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (cont’d.)
Hingham Institution for Savings The	1,800	$ 331,200
Housing Development Finance Corp. Ltd. (India)	176,061	4,163,615
New York Community Bancorp, Inc.	20,296	167,848
Ocwen Financial Corp.*	5,868	123,932
Radian Group, Inc.	15,080	220,319
Severn Bancorp, Inc.	726	4,712
TFS Financial Corp.	29,013	426,201
Waterstone Financial, Inc.	18,360	284,396
		6,172,233
Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	56,258	2,019,189
Imperial Brands PLC (United Kingdom)	96,617	1,704,715
Japan Tobacco, Inc. (Japan)	96,200	1,754,675
Philip Morris International, Inc.	157,303	11,796,152
Vector Group Ltd.	41,489	402,028
		17,676,759
Trading Companies & Distributors — 0.3%
AeroCentury Corp.*	4,170	8,298
Ashtead Group PLC (United Kingdom)	34,900	1,255,262
Brenntag AG (Germany)	6,366	404,248
Hanwa Co. Ltd. (Japan)	21,800	435,496
HD Supply Holdings, Inc.*	19,300	795,932
Herc Holdings, Inc.*	6,502	257,544
Howden Joinery Group PLC (United Kingdom)	39,287	298,793
IMCD NV (Netherlands)	8,409	1,000,650
NOW, Inc.*	40,500	183,870
SiteOne Landscape Supply, Inc.*	5,530	674,384
Sumitomo Corp. (Japan)	168,800	2,023,569
United Rentals, Inc.*	15,050	2,626,225
		9,964,271
Water Utilities — 0.1%
American States Water Co.	3,645	273,193
American Water Works Co., Inc.	12,260	1,776,229
Artesian Resources Corp. (Class A Stock)	6,710	231,293
California Water Service Group	11,802	512,797
Essential Utilities, Inc.(a)	7,600	305,900
		3,099,412
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	38,010	351,212
T-Mobile US, Inc.*	18,331	2,096,333
Vodafone Group PLC (United Kingdom)	1,770,658	2,352,695
		4,800,240

Total Common Stocks (cost $1,961,013,696)		2,246,571,912
Preferred Stocks — 0.1%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	12,928	2,076,330

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Electric Utilities — 0.0%
Southern Co. (The), CVT, 6.750%	16,514	$ 768,561
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	1,125	461,991
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	538,100	255,832

Total Preferred Stocks (cost $3,441,856)		3,562,714

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	492,227
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	505,218
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	250,702
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	360,796
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	25	25,654
Series 2018-02, Class A3
2.980%	01/17/23	151	152,866
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	340,965
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	208	210,475
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	91	92,000
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	355	361,957
			2,792,860
Collateralized Loan Obligations — 0.1%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.105%(c)	10/25/27	414	412,247
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.545%(c)	10/25/32	545	542,719
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.125%(c)	07/15/27	241	239,994
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.443%(c)	10/17/29	427	$ 423,051
			1,618,011
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	161,268
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	102	103,018
Series 2019-C, Class B
2.350%	04/15/27	715	727,952
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-01, Class A3, 144A
2.600%	06/15/21	22	22,578
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	134	134,552
			988,100
Other — 0.1%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	134	137,251
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	305	322,978
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	53	54,396
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	152	152,649
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	372	385,032
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	131	132,602
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	14	13,538
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	667	666,527
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	50,952
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	112	115,595
			2,031,520

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	24	$ 24,697
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	213	221,237
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	14	13,571
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	32	32,002
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	37	38,192
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	33	33,839
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	83	87,078
			450,616
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	510	526,607
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	545	564,011
Series 2019-GA, Class A, 144A
2.400%	10/15/68	851	871,435
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	217	230,933
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	176,203
			2,369,189

Total Asset-Backed Securities (cost $10,217,933)			10,411,564
Commercial Mortgage-Backed Securities — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.082%(c)	12/15/36	395	379,152
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.312%(c)	11/25/34	190	175,808
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.692%(c)	10/15/34	580	534,908
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	158,180
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	476,629
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	$ 54,137
Series 2015-GC27, Class A5
3.137%	02/10/48	235	254,055
Series 2017-P07, Class AS
3.915%	04/14/50	195	221,714
Series 2020-555, Class A, 144A
2.647%	12/10/41	725	771,784
Commercial Mortgage Trust,
Series 2015-LC21, Class A4
3.708%	07/10/48	260	287,506
Series 2015-PC01, Class A5
3.902%	07/10/50	190	211,095
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	390,701
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	18	18,326
Series K025, Class A1
1.875%	04/25/22	4	3,439
Series K057, Class A1
2.206%	06/25/25	115	120,568
Series K068, Class A1
2.952%	02/25/27	171	184,530
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	546,710
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.085%(c)	12/15/36	275	252,891
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	267,570
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	209,869
Series 2019-GSA01, Class B
3.511%	11/10/52	490	515,947
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	150	167,945
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	120,747
Manhattan West,
Series 2020-01MW, Class D, 144A
2.413%(cc)	09/10/39	250	243,030
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	124,993
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	63,279
Series 2015-C27, Class AS
4.068%	12/15/47	265	294,672

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C30, Class A5
2.860%	09/15/49	75	$ 80,743
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	471,206
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.741%(c)	04/15/32	820	746,595
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.302%(c)	03/15/36	25	24,461
Wells Fargo Commercial Mortgage Trust,
Series 2019-C54, Class B
3.671%	12/15/52	645	698,874
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	43,432

Total Commercial Mortgage-Backed Securities (cost $9,120,206)			9,115,496
Corporate Bonds — 3.9%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,000
4.000%	03/15/22	120	125,317
4.200%	04/15/24	35	38,782
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	168,984
3.650%	11/01/24	125	137,588
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	93,176
			623,847
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	44,678
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	36,973
3.490%	02/14/22	260	270,279
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	285	295,171
			602,423
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	67	$ 55,361
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	288	198,713
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	222,539
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	72	67,262
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	164	138,331
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	169	142,517
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	433	431,610
			1,256,333
Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	417,530
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22(a)	350	345,360
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	404,951
Sr. Unsec’d. Notes
4.200%	11/06/21	650	670,620
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	507,169
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	210,148
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	565	571,075
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	510	528,301
3.100%	05/10/21	410	416,894
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25(a)	585	638,520
			4,710,568
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	27,462

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	$ 225,800
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.750%	01/22/21(a)	410	413,008
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	395,496
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	418,857
3.490%	05/28/30	200	218,365
3.848%	04/12/23	400	426,989
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	500	528,975
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	213,301
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
0.875%(c)	06/25/22	450	451,724
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,275	1,298,124
4.330%(ff)	03/15/50	300	381,047
Sub. Notes, MTN
4.200%	08/26/24	10	11,130
4.450%	03/03/26	225	258,403
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	480,107
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	745	773,598
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	415	427,913
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	258,676
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	221,413
4.875%	04/01/26	200	228,309
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	208,417
2.572%(ff)	06/03/31	1,230	1,287,819
5.875%	01/30/42	25	36,451
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	252,912
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	30,434
Sub. Notes
4.300%	12/03/25	129	147,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	250	$ 283,006
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	340,394
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	626,981
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	630	649,884
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	875	882,503
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	175	179,442
Sub. Notes
4.300%	01/16/24	30	33,136
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	125	138,928
3.800%	03/15/30	695	800,009
Sub. Notes
4.250%	10/21/25(a)	500	567,306
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.848%(ff)	06/04/31	460	475,310
3.262%(ff)	03/13/23	375	387,762
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	207,458
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	205,512
3.375%	01/12/23	200	207,651
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25(a)	500	544,959
3.559%(ff)	04/23/24	250	267,830
3.897%(ff)	01/23/49(a)	1,150	1,381,304
Sub. Notes
2.956%(ff)	05/13/31	185	198,053
4.250%	10/01/27	175	203,529
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	200	201,241
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	279,249
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	1,300	1,490,720
3.971%(ff)	07/22/38	190	224,701

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	590	$ 606,603
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	202,633
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,932
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	414,627
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	348,114
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	476,178
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25(a)	1,115	1,132,029
3.250%	06/11/21(a)	400	408,172
Sub. Notes
3.625%(ff)	09/15/31	35	39,369
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	265	273,518
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,829
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	270	269,927
3.000%	04/15/21	200	202,814
4.125%	09/24/25	200	227,903
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28(a)	965	1,007,079
2.572%(ff)	02/11/31	650	679,890
3.500%	03/08/22	70	73,015
			26,811,549
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	500	564,868
5.550%	01/23/49	500	672,435
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	157,238
3.551%	05/25/21	260	265,295
			1,659,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	$ 63,652
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	57,607
			121,259
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,576
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	568,407
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	87,836
			686,819
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	25,912
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24(a)	360	387,135
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	277,526
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	92,272
			782,845
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	11,020
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	237,312
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	65,550
4.300%	09/15/44	75	91,631
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	93,264
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50	220	230,667
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	495	512,532

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	$ 42,400
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	250	273,387
3.500%	03/16/23	155	164,821
Transurban Finance Co. Pty Ltd. (Australia),
Gtd. Notes, 144A
2.450%	03/16/31	385	391,662
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	38,150
4.125%	02/02/26	30	33,481
			2,185,877
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.250%	08/20/30	840	837,706
1.650%	05/11/30(a)	400	413,424
2.950%	09/11/49(a)	425	464,651
			1,715,781
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	385,033
3.500%	05/26/22	150	151,438
4.125%	07/03/23	250	254,777
4.875%	01/16/24	150	154,782
6.500%	07/15/25	150	161,709
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	345,417
Sr. Sec’d. Notes, 144A
3.350%	06/25/21	325	332,202
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	221,412
3.500%	01/15/22	165	169,265
3.625%	04/01/27	150	148,256
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	210,283
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27(a)	415	459,213
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	81,802
3.850%	11/21/22	355	377,403
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)	435	433,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	$ 216,218
			4,102,827
Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	46,600
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	41,791
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	380,281
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	299,444
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	32,768
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	59,629
3.750%	09/01/46	45	51,106
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	204,741
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	521,651
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	117,359
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	446,713
5.150%	12/01/20	25	25,000
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	329,095
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	385,862
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	417,381
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	441,729
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	415,098
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	585	566,762

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	$ 282,684
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	161,487
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	534,898
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	166,125
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	305,043
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	383,445
			6,616,692
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	92,125
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	138,788
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	805	813,801
2.000%	06/30/30	165	168,173
3.000%	12/15/20	390	391,090
			1,603,977
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	176,036
Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	580,576
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	276,175
			856,751
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	211,819
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	25	30,859
			242,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	$ 79,000
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	555	543,441
3.950%	03/30/48	235	274,039
			896,480
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28(a)	480	483,556
3.400%	11/30/23	98	106,585
4.750%	11/30/36	185	247,831
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30(a)	455	482,116
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	30,264
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	166,842
			1,517,194
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	234,242
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	135,378
4.650%	01/15/43	55	69,204
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	238,956
Unsec’d. Notes
4.185%	11/15/45	125	152,570
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	816,978
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	435,362
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	594,176
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	510	576,485
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49	375	413,788

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	$ 100,475
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	165,768
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	1,000,996
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	250	307,876
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	242,967
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	250	261,180
2.900%	05/15/50(a)	580	608,013
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48	525	657,084
			7,011,498
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	463,509
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.747%(c)	09/20/21	520	518,801
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	215,710
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	55,418
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	565	584,664
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	97,483
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	210,642
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	32,899
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	135	145,090
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	55,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	450	$ 549,321
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,825
3.500%	06/03/24	460	502,795
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	10/09/21	610	628,853
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	100	101,632
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30(a)	445	460,543
3.300%	09/15/22	35	36,873
3.400%	05/15/25	120	133,033
3.700%	05/15/29(a)	325	378,448
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	195	197,595
1.170%	07/15/25	500	503,368
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	88,683
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	409,732
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	196,653
			6,135,157
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	151,703
3.875%	08/22/37	220	273,897
5.200%	12/03/25(a)	230	279,760
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	461,491
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	138,352
3.650%	03/15/25	75	82,703
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	118	125,648
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	208,385

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	$ 384,567
			2,106,506
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	300,361
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30(a)	210	225,350
			525,711
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	87,114
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	311,761
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	554,137
4.908%	07/23/25	305	352,091
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)	980	1,006,301
2.650%	02/01/30(a)	500	542,693
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	760	728,884
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	600	660,324
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	22,005
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,208
6.550%	05/01/37	28	37,188
6.750%	06/15/39	30	40,985
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	33,980
4.500%	02/15/21	25	25,386
			4,014,182
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	222,524
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21	35	$ 35,569
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	113,082
			371,175
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	305,027
Oil & Gas — 0.3%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30(a)	1,480	1,467,490
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	520,076
2.950%	07/15/30(a)	420	423,051
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	200	211,668
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31	90	86,197
3.750%	10/01/27	90	97,183
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	500	596,960
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	710	718,760
4.750%	05/31/25	210	226,356
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	216,261
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	193,092
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24(a)	1,005	852,889
3.400%	04/15/26	175	139,943
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	214,464
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	85	91,425
3.600%	12/01/24	200	217,761
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25(a)	720	755,067

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	$ 53,738
3.700%	03/15/28	260	276,019
4.500%	03/04/29	350	391,925
			7,750,325
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	260,497
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	32,867
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	60,497
3.600%	05/14/25	220	243,780
4.500%	05/14/35	200	242,829
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	395	466,740
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	234,549
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	258,848
3.700%	06/06/27	235	266,404
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	164,127
4.250%	10/26/49	390	512,731
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	210	227,201
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	90	86,106
3.250%	08/15/29	600	660,466
5.050%	03/25/48	500	636,097
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	80	82,099
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	376,288
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	356,838
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30	860	891,132
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	$ 275,795
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	493,184
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	85	84,620
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	516,280
			7,136,611
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	425	415,444
4.450%	07/15/27	50	53,704
4.950%	12/15/24	60	65,821
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	165	181,399
3.701%	01/15/39	135	151,776
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	70,361
4.250%	12/01/26	55	63,021
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	215	208,372
5.250%	04/15/29(a)	345	371,025
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	46,946
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	162,784
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	95	106,912
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	142,624
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	184,840
			2,225,029
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25(a)	595	663,712
4.000%	01/15/24	445	489,954
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	534,208

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.125%	07/01/24	50	$ 53,910
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	83,580
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,711
3.900%	03/15/27	70	73,526
4.050%	07/01/30	215	230,176
4.125%	06/15/26	115	125,259
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	525	531,092
3.700%	06/15/26	200	223,006
4.750%	05/15/47	85	104,625
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	919,733
4.500%	03/15/48	350	442,495
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	175,720
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	85	90,117
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	211,103
4.250%	08/15/29	100	112,774
4.375%	10/01/25	40	44,189
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	156,923
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	499,203
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	167,512
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	337,059
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	108,058
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29(a)	605	606,089
3.950%	08/15/27	195	207,911
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	200,000
			7,438,645
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	725	$ 710,944
3.125%	04/18/24	130	139,933
3.125%	04/21/26	70	76,855
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	284,172
4.625%	09/15/21	50	51,452
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	505	524,612
4.450%	02/15/25	10	10,276
4.850%	04/01/24	105	109,750
			1,907,994
Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	266,180
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	190	194,123
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	445	465,724
			926,027
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	311,049
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	197,114
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	785	764,371
			1,272,534
Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30(a)	435	470,427
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31(a)	1,015	1,067,936
4.350%	03/01/29	185	217,311
4.500%	03/09/48	750	853,096
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,363
3.663%	05/15/45	50	53,518
3.720%	07/15/43	160	167,110

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	$ 50,892
3.700%	11/15/49(a)	750	838,732
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	500	546,291
4.000%	03/22/50	500	614,037
			4,904,713
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	461,310
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	248,765
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	360	381,390
4.300%	05/15/43	80	84,172
			714,327
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	375	403,339
3.500%	03/15/28	280	305,587
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	209,622
4.125%	07/15/23	200	211,444
			1,129,992

Total Corporate Bonds (cost $108,910,507)			114,734,423
Municipal Bonds — 0.4%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	785,344
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	302,274
Northern California Power Agency,
Taxable, Revenue Bonds, BABs
7.311%	06/01/40	200	307,032
San Jose Redevelopment Agency Successor Agency,
Tax Allocation, Series A-T
3.375%	08/01/34	165	180,487
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	198,894
7.625%	03/01/40	100	173,522
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	$ 17,972
			1,965,525
Florida — 0.0%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	434,050
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	612,123
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	178,019
			1,224,192
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	589	893,142
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs
6.229%	11/15/34	670	956,231
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	590,683
			1,546,914
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	321,926
Great Lakes Water Authority Water Supply System,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	181,880
			503,806
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	495,214
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	400,264
4.850%	07/01/48	800	937,248
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	56,543
			1,889,269
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	184,644

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	$ 126,086
Texas — 0.1%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	514,810
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	861,767
			1,376,577
Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	766,303
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	283,852

Total Municipal Bonds (cost $9,743,612)			10,760,310
Residential Mortgage-Backed Securities — 0.4%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	277	277,161
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	384,997
Angel Oak Mortgage Trust LLC,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	332	332,384
COLT Mortgage Loan Trust,
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	154	155,418
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	183	184,414
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	163	162,072
Deephaven Residential Mortgage Trust,
Series 2018-01A, Class A1, 144A
2.976%(cc)	12/25/57	57	57,724
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	187	189,055
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	227	230,367
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.248%(c)	11/25/29	713	684,551
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	77	79,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	08/25/50	480	$ 481,200
Series 2020-HQA03, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/50	630	631,359
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.652%(c)	08/15/46	9	9,484
Series 4621, Class FK, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.652%(c)	10/15/46	50	50,273
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.652%(c)	10/15/46	31	30,736
Series 4977, Class IO, IO
4.500%	05/25/50	214	33,222
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	91	93,193
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	95	95,634
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	329	335,374
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	366,956
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	438	446,779
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	79	81,782
Series 2018-08, Class DA
3.000%	11/20/47	54	57,360
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A1, 144A
3.766%(cc)	06/25/48	133	133,678
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	399	406,000
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	224	227,436
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	247	246,821
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.500%(cc)	10/25/50	718	736,346
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	445	478,347
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	545	558,902
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	219	223,793

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.248%(c)	10/25/59	135	$ 136,399
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	160	165,150
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.098%(c)	02/25/60	134	132,918
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	574	589,534
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	47	47,158
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48	88	88,275
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	253	260,115
Series 2018-CH04, Class A11, 144A
4.000%(cc)	10/25/48	131	131,375
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	243	246,146
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	186	190,120
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	73	74,157
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	213,632
Verus Securitization Trust,
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	128	128,677
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	147	151,115

Total Residential Mortgage-Backed Securities (cost $10,922,835)			11,016,737
Sovereign Bonds — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	213,496
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	409,998
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	87,121
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	272,157

Total Sovereign Bonds (cost $931,925)			982,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 4.3%
Federal Home Loan Mortgage Corp.
3.000%	01/01/27	17	$ 17,892
3.000%	02/01/30	34	36,316
3.000%	05/01/30	61	63,967
3.000%	03/01/35	2,077	2,257,516
3.000%	08/01/43	139	147,909
3.000%	02/01/47	859	900,680
3.000%	09/01/49	158	171,697
3.000%	01/01/50	1,596	1,698,162
3.000%	06/01/50	104	109,028
3.500%	06/01/33	296	314,722
3.500%	03/01/42	4	3,810
3.500%	12/01/42	93	100,444
3.500%	07/01/43	57	62,427
3.500%	01/01/44	133	144,185
3.500%	03/01/45	262	284,719
3.500%	03/01/46	225	246,107
3.500%	01/01/48	970	1,031,028
3.500%	01/01/50	505	541,339
4.000%	09/01/40	2	2,091
4.000%	12/01/40	31	34,115
4.000%	02/01/41	35	38,193
4.000%	04/01/42	5	5,443
4.000%	06/01/42	17	18,704
4.000%	11/01/45	120	130,957
4.000%	01/01/46	759	836,635
4.000%	01/01/50	572	610,133
4.000%	02/01/50	823	882,187
4.500%	05/01/40	13	15,124
4.500%	10/01/41	98	110,214
4.500%	05/01/42	48	53,521
4.500%	07/01/45	595	668,996
4.500%	05/01/50	101	109,506
5.000%	07/01/35	24	27,241
5.000%	09/01/39	5	5,447
5.500%	06/01/36	30	34,824
5.500%	05/01/44	390	456,090
6.000%	08/01/34	17	20,269
6.000%	01/01/38	6	6,990
Federal National Mortgage Assoc.
2.000%	TBA	8,410	8,693,837
2.000%	07/01/28	12	12,151
2.500%	TBA	290	302,778
2.500%	TBA	6,570	6,890,801
2.500%	05/01/30	32	33,723
2.500%	05/01/32	134	144,044
2.500%	11/01/34	538	575,885
3.000%	TBA	10,720	11,229,619
3.000%	12/01/27	7	7,767
3.000%	06/01/28	149	156,328
3.000%	10/01/28	19	19,464
3.000%	03/01/30	61	64,561
3.000%	09/01/33	12	13,061
3.000%	02/01/34	370	388,423
3.000%	01/01/35	52	56,463
3.000%	05/01/35	693	746,980
3.000%	06/01/35	115	124,964

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/36	30	$ 32,637
3.000%	11/01/36	122	130,396
3.000%	12/01/36	33	36,015
3.000%	02/01/40	714	763,171
3.000%	04/01/40	198	214,566
3.000%	04/01/40	240	256,703
3.000%	01/01/43	39	41,489
3.000%	01/01/43	174	184,900
3.000%	02/01/43	262	279,149
3.000%	03/01/43	190	204,603
3.000%	05/01/43	2	2,216
3.000%	05/01/43	27	29,110
3.000%	05/01/43	84	89,034
3.000%	05/01/43	175	185,793
3.000%	07/01/43	21	22,433
3.000%	09/01/43	91	99,539
3.000%	06/01/46	2,773	2,985,805
3.000%	09/01/46	45	47,568
3.000%	11/01/46	18	19,549
3.000%	11/01/46	26	28,411
3.000%	11/01/46	42	45,640
3.000%	11/01/46	102	110,146
3.000%	11/01/46	133	142,718
3.000%	11/01/46	166	177,511
3.000%	11/01/46	207	218,260
3.000%	12/01/46	26	27,727
3.000%	12/01/46	89	95,710
3.000%	12/01/46	137	148,133
3.000%	12/01/46	137	149,183
3.000%	12/01/46	147	157,682
3.000%	01/01/47	91	97,866
3.000%	02/01/47	244	259,926
3.000%	06/01/47	191	208,000
3.000%	11/01/48	1,378	1,442,370
3.000%	08/01/49	140	152,751
3.000%	12/01/49	1,982	2,094,673
3.000%	02/01/50	500	531,886
3.000%	03/01/50	1,097	1,173,502
3.000%	05/01/50	1,432	1,523,514
3.000%	07/01/50	257	273,234
3.500%	TBA	4,300	4,533,309
3.500%	01/01/30	117	124,102
3.500%	12/01/30	320	340,150
3.500%	04/01/31	356	378,404
3.500%	08/01/32	132	140,259
3.500%	08/01/32	558	592,159
3.500%	11/01/32	160	173,682
3.500%	12/01/33	626	666,077
3.500%	02/01/35	12	13,390
3.500%	06/01/38	73	77,364
3.500%	10/01/41	14	14,546
3.500%	07/01/42	49	52,976
3.500%	06/01/43	16	17,714
3.500%	06/01/43	23	25,119
3.500%	07/01/43	103	113,371
3.500%	08/01/43	145	158,056
3.500%	09/01/43	56	61,462
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/44	25	$ 27,826
3.500%	07/01/44	86	92,946
3.500%	04/01/45	1	1,023
3.500%	04/01/45	27	28,971
3.500%	04/01/45	130	139,083
3.500%	05/01/45	74	80,705
3.500%	07/01/45	153	165,632
3.500%	09/01/45	158	170,349
3.500%	11/01/45	33	35,618
3.500%	11/01/45	34	36,672
3.500%	12/01/45	254	273,215
3.500%	01/01/46	112	122,225
3.500%	06/01/46	193	212,895
3.500%	02/01/47	36	37,905
3.500%	11/01/47	2,737	2,893,559
3.500%	12/01/47	13	13,327
3.500%	01/01/48	1,106	1,169,010
3.500%	02/01/48	56	60,249
3.500%	05/01/49	1,141	1,231,146
3.500%	08/01/49	50	52,447
3.500%	10/01/49	175	184,525
3.500%	10/01/49	963	1,071,161
3.500%	10/01/49	1,144	1,205,617
3.500%	02/01/50	742	782,534
3.500%	05/01/50	426	454,191
3.500%	05/01/50	1,610	1,700,213
3.500%	07/01/50	499	531,990
4.000%	TBA	6,170	6,579,727
4.000%	11/01/40	40	43,739
4.000%	11/01/40	256	278,687
4.000%	12/01/40	10	11,234
4.000%	02/01/41	22	24,715
4.000%	02/01/41	29	31,666
4.000%	02/01/41	57	62,401
4.000%	02/01/41	74	82,103
4.000%	02/01/41	1,133	1,248,491
4.000%	01/01/42	25	27,652
4.000%	08/01/42	46	50,945
4.000%	01/01/43	19	21,247
4.000%	03/01/44	235	264,496
4.000%	06/01/45	37	40,095
4.000%	09/01/45	12	13,351
4.000%	10/01/45	122	133,430
4.000%	10/01/45	2,557	2,811,397
4.000%	11/01/45	12	12,643
4.000%	12/01/45	21	22,404
4.000%	01/01/46	103	111,713
4.000%	03/01/46	30	32,504
4.000%	07/01/46	76	83,198
4.000%	09/01/46	10	10,730
4.000%	12/01/46	11	12,047
4.000%	02/01/47	92	99,440
4.000%	08/01/47	236	256,026
4.000%	02/01/48	86	91,560
4.000%	11/01/49	279	298,569
4.500%	TBA	3,180	3,439,990
4.500%	08/01/24	3	3,697

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/27	4	$ 4,205
4.500%	09/01/35	23	25,825
4.500%	12/01/39	5	5,617
4.500%	03/01/40	10	11,782
4.500%	08/01/40	55	61,489
4.500%	10/01/40	27	30,196
4.500%	04/01/41	98	109,978
4.500%	05/01/41	13	14,142
4.500%	05/01/41	783	880,729
4.500%	01/01/44	35	38,949
4.500%	01/01/44	96	106,895
4.500%	04/01/44	46	51,228
4.500%	03/01/46	34	38,410
4.500%	03/01/46	151	170,052
4.500%	07/01/46	94	103,779
4.500%	09/01/46	291	326,240
4.500%	06/01/48	484	535,361
4.500%	08/01/48	97	104,943
4.500%	08/01/48	182	196,776
4.500%	08/01/48	404	437,502
4.500%	12/01/48	539	582,839
4.500%	09/01/49	408	453,957
4.500%	11/01/49	22	23,643
4.500%	01/01/50	71	76,891
4.500%	05/01/50	116	126,103
5.000%	TBA	700	767,020
5.000%	10/01/33	11	12,634
5.000%	11/01/33	3	3,165
5.000%	11/01/33	3	3,187
5.000%	10/01/34	4	4,778
5.000%	04/01/35	2	2,031
5.000%	07/01/35	2	2,595
5.000%	07/01/35	7	8,319
5.000%	07/01/35	10	11,488
5.000%	10/01/35	13	15,443
5.000%	10/01/35	555	638,133
5.000%	07/01/41	163	187,090
5.000%	02/01/42	29	33,803
5.000%	05/01/42	21	24,278
5.000%	07/01/42	51	58,762
5.000%	12/01/47	69	78,026
5.000%	01/01/49	982	1,109,868
5.500%	04/01/34	6	6,642
5.500%	02/01/35	14	15,993
5.500%	11/01/35	26	30,340
5.500%	12/01/35	150	176,288
5.500%	01/01/36	5	5,731
5.500%	07/01/36	27	31,759
5.500%	08/01/37	33	38,403
5.500%	08/01/37	635	745,006
6.000%	02/01/34	97	115,127
6.000%	04/01/35	6	7,271
6.000%	04/01/35	7	7,831
6.000%	03/01/37	22	26,625
6.000%	01/01/40	5	6,024
6.000%	07/01/41	84	99,413
6.000%	07/01/41	350	414,815
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	11/01/36	10	$ 11,211
Government National Mortgage Assoc.
2.000%	TBA	1,490	1,547,737
2.500%	01/20/43	9	9,062
3.000%	03/20/43	225	243,360
3.000%	08/20/43	25	26,802
3.000%	05/20/46	198	209,388
3.000%	07/20/46	115	121,314
3.000%	10/20/46	1,853	1,953,279
3.000%	08/20/49	371	381,326
3.000%	10/20/49	573	583,988
3.000%	05/20/50	2,180	2,234,745
3.500%	01/15/42	9	9,376
3.500%	03/20/42	22	23,848
3.500%	05/20/42	8	8,689
3.500%	06/20/42	375	406,879
3.500%	08/20/42	18	19,455
3.500%	12/20/42	9	9,480
3.500%	01/20/43	63	68,122
3.500%	02/20/43	21	22,886
3.500%	03/20/43	27	29,906
3.500%	04/20/43	74	79,888
3.500%	09/20/43	85	92,576
3.500%	10/15/43	52	56,639
3.500%	01/20/45	380	411,040
3.500%	02/20/45	11	12,563
3.500%	07/20/45	1,100	1,174,611
3.500%	10/20/45	14	15,044
3.500%	02/20/46	40	43,459
3.500%	02/20/46	49	52,340
3.500%	07/20/46	90	96,028
3.500%	04/20/47	129	137,394
3.500%	07/20/47	199	211,334
3.500%	12/20/47	1,132	1,206,188
3.500%	02/20/48	177	191,356
3.500%	04/20/50	939	1,027,885
4.000%	02/15/41	5	5,846
4.000%	03/15/41	5	5,742
4.000%	10/20/41	39	42,744
4.000%	04/20/42	27	29,582
4.000%	01/20/44	99	107,683
4.000%	02/20/44	31	34,334
4.000%	03/20/45	1,010	1,093,573
4.000%	01/20/46	60	65,274
4.000%	05/20/46	72	77,657
4.000%	04/20/47	413	445,451
4.000%	09/20/47	1,573	1,687,844
4.500%	05/20/40	19	21,161
4.500%	01/20/41	28	31,852
4.500%	09/15/45	28	31,461
4.500%	11/20/46	301	333,553
4.500%	03/20/47	482	524,949
4.500%	06/20/48	220	237,584
4.500%	09/20/48	266	286,111
4.500%	01/20/49	331	355,770
4.500%	12/20/49	667	714,828
5.000%	01/20/33	1	1,603

A29

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/20/33	9	$ 9,961
5.000%	12/20/34	7	7,689
5.000%	02/20/35	6	6,511
5.000%	03/20/35	5	5,201
5.000%	06/20/35	1	1,049
5.000%	08/20/35	4	5,163
5.000%	12/20/35	6	6,607
5.000%	01/20/36	2	1,937
5.000%	03/20/36	8	9,639
5.000%	04/15/39	5	6,217
5.000%	04/20/39	7	7,861
5.000%	09/15/39	2	2,788
5.000%	12/15/39	10	11,850
5.000%	01/15/40	11	12,170
5.000%	02/15/40	5	5,370
5.000%	05/20/40	13	14,435
5.000%	06/15/40	9	10,175
5.000%	06/20/40	12	13,230
5.000%	08/20/40	4	4,286
5.000%	10/20/40	50	56,613
5.000%	11/20/40	23	26,623
5.000%	06/20/41	17	19,340
5.000%	08/20/42	3	3,524
5.000%	11/20/42	20	22,874
5.000%	06/20/47	1	1,219
5.000%	07/20/47	95	105,286
5.000%	08/20/47	38	42,143
5.000%	10/20/47	69	76,356
5.000%	11/20/47	364	402,807
5.000%	02/20/48	68	74,644
5.000%	05/20/48	29	31,869
5.000%	06/20/48	56	62,004
5.000%	06/20/48	653	711,715
5.000%	07/20/48	14	15,457
5.000%	09/20/48	286	311,930
5.000%	06/20/49	517	561,990
5.500%	08/20/38	10	11,754
5.500%	05/20/48	207	229,143
5.500%	01/20/49	35	37,946
5.500%	03/20/49	332	364,023

Total U.S. Government Agency Obligations (cost $123,374,293)			124,180,685
U.S. Treasury Obligations — 2.6%
U.S. Treasury Bonds
1.125%	05/15/40	5,000	4,922,656
1.250%	05/15/50(a)	950	900,273
2.000%	02/15/50(a)	6,215	7,029,748
3.125%	11/15/41	6,800	9,187,437
4.500%	05/15/38(k)	580	905,797
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/22	35	36,168
0.125%	04/15/25	81	86,140
0.125%	07/15/30	24	26,045
0.250%	02/15/50	14	16,499
0.625%	01/15/24	41	43,885
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.250%	06/15/23	2,725	$ 2,732,238
0.250%	05/31/25(a)	15,715	15,711,316
0.375%	03/31/22(a)	8,430	8,459,966
0.375%	04/30/25(a)	22,725	22,854,604
0.500%	03/31/25(a)	4,160	4,207,450

Total U.S. Treasury Obligations (cost $77,268,547)			77,120,222

Total Long-Term Investments (cost $2,314,945,410)			2,608,456,835

	Shares
Short-Term Investments — 17.0%
Affiliated Mutual Funds — 16.2%
PGIM Core Ultra Short Bond Fund(w)	330,148,022	330,148,022
PGIM Institutional Money Market Fund (cost $145,431,700; includes $145,397,225 of cash collateral for securities on loan)(b)(w)	145,448,562	145,419,472

Total Affiliated Mutual Funds (cost $475,579,722)		475,567,494

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.8%
U.S. Treasury Bills
0.082%	10/29/20	24	23,898
0.124%	03/25/21(k)	22,813	22,801,982

Total U.S. Treasury Obligations (cost $22,823,136)			22,825,880

Total Short-Term Investments (cost $498,402,858)			498,393,374

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.0% (cost $2,813,348,268)			3,106,850,209

Options Written*~ — (0.0)%
(premiums received $51,528)	(24,422)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.0% (cost $2,813,296,740)	3,106,825,787

Liabilities in excess of other assets(z) — (6.0)%	(174,936,211)

Net Assets — 100.0%	$ 2,931,889,576

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
HKD	Hong Kong Dollar

A30

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SGMX	Sigma X MTF
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,188,952; cash collateral of $145,397,225 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Farfetch Ltd.	Call	JPMorgan Chase Bank, N.A.	10/16/20	$ 25.00	31	3	$ (3,782)
Farfetch Ltd.	Call	JPMorgan Chase Bank, N.A.	10/16/20	$ 26.00	59	6	(5,310)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	$140.00	6	1	(3,150)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	$145.00	6	1	(2,610)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	$150.00	29	3	(9,570)
Total Options Written (premiums received $51,528)							$(24,422)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
113	2 Year U.S. Treasury Notes	Dec. 2020	$ 24,968,586	$ 3,496
74	5 Year U.S. Treasury Notes	Dec. 2020	9,326,313	8,567
A31

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
18	10 Year U.S. Treasury Notes	Dec. 2020	$ 2,511,563	$ 1,381
18	20 Year U.S. Treasury Bonds	Dec. 2020	3,173,062	(27,026)
53	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	11,756,063	(81,977)
665	Mini MSCI EAFE Index	Dec. 2020	61,618,900	(1,494,950)
205	Mini MSCI Emerging Markets Index	Dec. 2020	11,157,125	(104,008)
314	Russell 2000 E-Mini Index	Dec. 2020	23,619,080	(159,729)
814	S&P 500 E-Mini Index	Dec. 2020	136,426,400	(516,094)
81	S&P Mid Cap 400 E-Mini Index	Dec. 2020	15,032,790	(74,956)
				$(2,445,296)
Forward foreign currency exchange contract outstanding at September 30, 2020:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Hong Kong Dollar,
Expiring 10/09/20	JPMorgan Chase Bank, N.A.	HKD	4	$ 475	$ 475	$—	$—
Expiring 10/13/20	JPMorgan Chase Bank, N.A.	HKD	6	725	725	—	—
				$1,200	$1,200	$—	$—
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	20,450	0.846%	$ 279,826	$ 150,512	$(129,314)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	23,500	0.846%	356,422	172,960	(183,462)
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	38,550	0.587%	810,519	825,759	15,240
					$1,446,767	$1,149,231	$(297,536)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and
A32

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A33